Significant Accounting Policies - Summary of Estimated Impact on the Adoption of IFRS 16 on the Operating Results and the Financial Results Including Cash Flow (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16
Operating profit	¥ 10,838	¥ 8,819	[1]	¥ 9,156	[2]
Interest expense	5,845	3,202	[1]	2,747	[2]
Exchange loss, net	(1,477)	(1,853)	[1]	1,801	[2]
Share of associates' results	(178)	263	[1]	431	[2]
Profit before income tax	4,055	4,364	[1],[3]	8,874	[2],[3]
Profit for the year	3,084	3,364	[1]	6,898	[2]
Line items in the consolidated cash flow statement for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Cash generated from operating activities	39,728	21,174	[1]	23,478
Interest paid	(7,014)	(4,255)	[1]	(3,758)
Net cash generated from operating activities	31,175	15,388	[1]	17,732
Net cash (used in)/generated from financing activities	(21,833)	5,220	[1]	¥ (6,796)
Amounts reported under IFRS 16 [Member] | IFRS Sixteen [Member]
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16
Operating profit	10,838
Interest expense	(5,845)
Exchange loss, net	(1,477)
Share of associates' results	(178)
Profit before income tax	4,055
Profit for the year	3,084
Line items in the consolidated cash flow statement for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Cash generated from operating activities	39,728
Interest paid	(7,014)
Net cash generated from operating activities	31,175
Capital element of lease rentals paid	(17,784)
Net cash (used in)/generated from financing activities	(21,833)
Depreciation, maintenance and interest expenses under IFRS 16 [Member] | IFRS Sixteen [Member]
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16
Operating profit	7,580
Interest expense	2,380
Exchange loss, net	756
Share of associates' results	0
Profit before income tax	10,716
Profit for the year	10,716
Difference in shares of associates between IAS 17 And IFRS 16 [Member] | IFRS Sixteen [Member]
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16
Operating profit	0
Interest expense	0
Exchange loss, net	0
Share of associates' results	216
Profit before income tax	216
Profit for the year	216
Estimated amounts related to operating leases as if under IAS 17 [Member] | IFRS Sixteen [Member]
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16
Operating profit	9,491
Interest expense	0
Exchange loss, net	0
Share of associates' results	0
Profit before income tax	9,491
Profit for the year	9,491
Line items in the consolidated cash flow statement for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Cash generated from operating activities	(9,491)
Interest paid	2,380
Net cash generated from operating activities	(7,111)
Capital element of lease rentals paid	7,111
Net cash (used in)/generated from financing activities	7,111
Previously stated [member]
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16
Profit before income tax		4,237
Profit for the year		3,269
Previously stated [member] | IFRS Sixteen [Member]
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16
Operating profit	8,927
Interest expense	(3,465)
Exchange loss, net	(721)
Share of associates' results	38
Profit before income tax	5,496
Profit for the year	4,525
Line items in the consolidated cash flow statement for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Cash generated from operating activities	30,237
Interest paid	(4,634)
Net cash generated from operating activities	24,064
Capital element of lease rentals paid	(10,673)
Net cash (used in)/generated from financing activities	¥ (14,722)
Compared to amounts reported for 2018 under IAS 17 [Member] | IFRS Sixteen [Member]
Financial result for the year ended December 31, 2019 impacted by the adoption of IFRS 16
Operating profit		8,819
Interest expense		(3,202)
Exchange loss, net		(1,853)
Share of associates' results		263
Profit before income tax		4,364
Profit for the year		3,364
Line items in the consolidated cash flow statement for the year ended December 31, 2019 impacted by the adoption of IFRS 16:
Cash generated from operating activities		21,174
Interest paid		(4,255)
Net cash generated from operating activities		15,388
Capital element of lease rentals paid		(10,433)
Net cash (used in)/generated from financing activities		¥ 5,220

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[3]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018 and 2017, cash payments under operating leases made by the Group as a lessee of RMB9,920 million and RMB8,996 million, respectively, were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).